Annual Fund Operating Expenses - ProShares Pet Care ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.50%